Equity - Warrants (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding, beginning balance (in shares)	785,063
Warrants exercised (in shares)	(747,563)
Warrants expired (in shares)	(37,500)
Warrant outstanding, ending balance (in shares)	0
Exercise price of $1.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (usd per share) | $ / shares	$ 1.50
Warrant outstanding, beginning balance (in shares)	122,563
Warrants exercised (in shares)	(122,563)
Warrants expired (in shares)	0
Warrant outstanding, ending balance (in shares)	0
Exercise price of $2.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (usd per share) | $ / shares	$ 2.00
Warrant outstanding, beginning balance (in shares)	662,500
Warrants exercised (in shares)	(625,000)
Warrants expired (in shares)	(37,500)
Warrant outstanding, ending balance (in shares)	0